FINANCIAL INSTRUMENTS - Concentration Risks (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Concentration Risk [Line Items]
Collateral deposits on swap agreements | $	$ 5.0	$ 7.1
River Box
Concentration Risk [Line Items]
Total loans to related parties - associated companies, long-term | $	$ 45.0	$ 45.0
Maersk A/S (“Maersk”) | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered | vessel	14	16
Concentration risk, percentage	23.00%	28.00%
Conocophillips | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered | vessel	1	1
Concentration risk, percentage	7.00%	10.00%
River Box | Net Income | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%	9.00%